Financial Instruments and Financial Risk Management (Details) - Schedule of Fair Value of Derivative Financial Instruments - Years	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Derivative Financial Instruments [Line Items]
Risk-free interest rate	5.32%	4.59%
Expected term (in years) (in Years)	0.43	1.43
Expected volatility	91.00%	69.28%
Bottom of range [member]
Schedule of Fair Value of Derivative Financial Instruments [Line Items]
Risk-free interest rate	4.01%	4.11%
Expected term (in years) (in Years)	0.86	0.92
Expected volatility	81.07%	69.93%
Top of range [member]
Schedule of Fair Value of Derivative Financial Instruments [Line Items]
Risk-free interest rate	4.92%	4.73%
Expected term (in years) (in Years)	2.99	3.99
Expected volatility	94.33%	98.87%